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                           1st SOURCE MONOGRAM FUNDS

                   Supplement Dated November 29, 2001 to the
                        Prospectus dated August 1, 2001

The following information supplements the disclosure on Page 8 of the Prospectus regarding the 1st Source Monogram Diversified Equity Fund:

The second sentence in Footnote 1 to the Fee Table is revised and restated as follows: Total Fund Operating Expenses after this fee limitation are expected to be 1.41%.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE